Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15. RELATED PARTY TRANSACTIONS

Prior to the Business Combination completed on March 4, 2026, the Company was a related party of NH Presidio Investments LLC, which owned a majority interest in PIH. NH Presidio Investments LLC is majority-owned by various investment vehicles that are managed by MS Capital Partners Adviser Inc. and for which MS Energy Partners GP LP serves as general partner. Morgan Stanley is the ultimate parent of MS Capital Partners Adviser Inc. and MS Energy Partners GP LP.

From time to time, MS Energy Partners GP LP paid certain advisory expenses on behalf of PIH, creating reimbursement obligations. As of December 31, 2025, amounts due to related parties were $1.4 million. These balances were non-interest bearing and payable on demand. All outstanding related party liabilities totaling $1.4 million were settled in full on March 4, 2026, in connection with the Business Combination.

Subsequent to the Business Combination, NH Presidio Investments LLC and its affiliates are no longer considered related parties.